Basis of Presentation - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Nov. 01, 2022	Oct. 31, 2022
Basis of presentation [line items]
Liabilities	$ 1,216,239		$ 1,068,161
Assets	$ 1,293,276		$ 1,139,199
Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application [member] | Indian Accounting Standard Forty [Member]
Basis of presentation [line items]
Stockholders equity after tax		$ 135
Stockholders equity before tax		185
Assets		135
Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application [member] | IFRS 17 [member]
Basis of presentation [line items]
Stockholders equity after tax		1,040
Stockholders equity before tax		1,435
Liabilities		2,090
Assets		$ 1,050
Bottom of range [member]
Basis of presentation [line items]
Proportion of voting rights held in associate	20.00%
Top of range [member]
Basis of presentation [line items]
Proportion of voting rights held in associate	50.00%
Useful lives of Intangible assets other than goodwill	15 years